Schedule of Provision for Income Taxes (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Income Tax Disclosure [Abstract]
Current	$ (35,050)	$ (46,242)	$ 330,760
Deferred	35,050	46,242	(330,760)
Total income tax expenses